Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Cash Equivalents and Marketable Securities

The following table summarizes the estimated fair value of our cash equivalents and marketable securities:

	As of December 31, 2018
(in thousands)	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets:
Money market funds	$3,755	$—	$—	$3,755
Reverse repurchase agreements	—	3,000	—	3,000
Commercial paper	—	8,961	—	8,961
Corporate securities	—	14,406	—	14,406

Total financial assets	$3,755	$26,367	$—	$30,122